Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments	Investments
The Plan’s financial assets and other fair value measurements made on a recurring basis by fair value hierarchy level are as follows:

	December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Participant-directed investments:
Registered investment companies	$419,492,633	$–	$–	$419,492,633
Collective trust funds	–	2,964,442,765	–	2,964,442,765
Preferred stock	–	–	887,402	887,402
Common stock other than NextEra Energy, Inc. common stock	626,504,605	–	378,910	626,883,515
NextEra Energy, Inc. common stock	398,518,053	–	–	398,518,053
Total participant-directed investments	1,444,515,291	2,964,442,765	1,266,312	4,410,224,368
Nonparticipant-directed investments:
Registered investment companies	16,723,803	–	–	16,723,803
NextEra Energy, Inc. common stock	1,499,342,322	–	–	1,499,342,322
Total nonparticipant-directed investments	1,516,066,125	–	–	1,516,066,125
Total investments in the fair value hierarchy	2,960,581,416	2,964,442,765	1,266,312	5,926,290,493
Investments at contract value				111,124,416
Total investments				$6,037,414,909

	December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Participant-directed investments:
Registered investment companies	$380,879,084	$–	$–	$380,879,084
Collective trust funds	–	2,504,711,886	–	2,504,711,886
Preferred stock	–	–	535,175	535,175
Common stock other than NextEra Energy, Inc. common stock	567,181,434	–	251,661	567,433,095
NextEra Energy, Inc. common stock	403,320,650	–	–	403,320,650
Total participant-directed investments	1,351,381,168	2,504,711,886	786,836	3,856,879,890
Nonparticipant-directed investments:
Registered investment companies	14,903,037	–	–	14,903,037
NextEra Energy, Inc. common stock	1,400,613,164	–	–	1,400,613,164
Total nonparticipant-directed investments	1,415,516,201	–	–	1,415,516,201
Total investments in the fair value hierarchy	2,766,897,369	2,504,711,886	786,836	5,272,396,091
Investments at contract value				134,365,790
Total investments				$5,406,761,881